American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated February 16, 2018 ■ Statement of Additional Information dated April 10, 2017
All changes are effective March 1, 2018.

The entry for Brian Brady is deleted from the Accounts Managed table on page 34 of the Statement of Additional Information.
The following entries replace the current entries for Trevor Gurwich, Federico Laffan and Pratik Patel in the Accounts Managed table on page 34 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Trevor Gurwich	Number of Accounts	6	3	7
	Assets	$1.8 billion(1)	$146.9 million	$701.7 million
Federico Laffan	Number of Accounts	6	3	7
	Assets	$1.8 billion(1)	$146.9 million	$701.7 million
Pratik Patel	Number of Accounts	5	3	7
	Assets	$1.7 billion(1)	$146.9 million	$701.7 million
1 Includes $568.1 million in International Discovery, $221 million in International Opportunities and $247.4 million in NT International Small-Mid Cap. Information is provided as of February 14, 2018.

The following replaces the entries for International Discovery, International Opportunities and NT International Small-Mid Cap in the Ownership of Securities table on pages 37-38 of the Statement of Additional Information.

International Discovery Fund
	Trevor Gurwich[1]	E
	Federico Laffan[1]	C
	Pratik Patel[2]	D
International Opportunities Fund
	Trevor Gurwich[2]	E
	Federico Laffan[2]	B
	Pratik Patel[1]	A
NT International Small-Mid Cap Fund
	Trevor Gurwich[3]	A
	Federico Laffan[3]	A
	Pratik Patel[3]	A

[1]	Information provided as of February 14, 2018.

[2]	Information provided as of November 30, 2016.

[3]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93785 1802